CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 14,766,842	91,622,345	906,402,585	690,510,763
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	80,044,401	496,643,489	437,929,477	431,721,322
Equity in income of affiliates	(14,022,716)	(87,005,341)	(55,554,072)	(34,343,000)
Gain on deconsolidation of subsidiaries	(127,195)	(789,193)		(44,432,052)
Loss from disposal of property, equipment and software	604,624	3,751,452	11,946,443	653,191
Gain on disposal of cost method investment			(4,014,829)
Gain on disposal of equity investment			(592,742)
Loss from disposal of a subsidiary	246,437	1,529,046
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition	(16,147,020)	(100,185,800)
Loss from impairment of long-term investment	5,318,635	33,000,000
Provision for doubtful accounts	1,891,755	11,737,580	2,842,681	376,164
Depreciation of property, equipment and software	28,009,376	173,786,973	110,494,928	88,462,807
Amortization of intangible assets and land use rights	1,343,202	8,334,028	10,545,854	10,538,382
Deferred income tax benefit	(15,726,073)	(97,573,997)	(35,871,972)	(22,757,864)
Changes in current assets and liabilities net of assets acquired and liabilities assumed/disposed of in business combinations/dispositions :
Increase in accounts receivable	(42,222,413)	(261,973,182)	(487,446,257)	(193,874,838)
(Increase)/Decrease in due from related parties	379,076	2,352,014	(12,363,165)	(333,610)
Increase in prepayments and other current assets	(196,349,990)	(1,218,273,146)	(398,015,862)	(118,239,096)
(Increase) /Decrease in long-term deposits	(4,417,151)	(27,406,657)	19,406,141	(7,479,664)
Increase in accounts payable	94,438,603	585,953,759	537,669,487	255,160,851
Increase in due to related parties	976,321	6,057,681	583,234	1,677,658
Increase in salary and welfare payable	41,814,151	259,440,083	25,720,555	85,511,674
Increase/(Decrease) in taxes payable	3,835,441	23,797,376	98,025,837	(3,054,768)
Increase in advances from customers	236,826,573	1,469,414,155	1,001,717,032	310,497,590
Increase in accrued liability for customer reward program	23,560,580	146,183,973	67,120,782	55,805,114
Increase in other payables and accruals	70,626,182	438,207,218	216,281,215	147,967,182
Net cash provided by operating activities	315,669,641	1,958,603,856	2,452,827,352	1,654,367,806
Cash flows from investing activities:
Purchase of property, equipment and software	(771,794,535)	(4,788,676,371)	(651,765,217)	(543,123,309)
Cash paid for long-term investments	(334,973,858)	(2,078,378,807)	(965,421,399)
Cash paid for acquisition, net of cash acquired	(20,972,223)	(130,124,251)	(119,739,607)	(29,018,885)
Purchase of intangible assets	(1,450,537)	(9,000,000)
(Increase) /Decrease in restricted cash	(15,309,326)	(94,988,241)	31,954,414	(558,620,548)
Decrease/ (Increase) in short-term investment	(451,246,983)	(2,799,807,028)	(2,219,940,665)	(123,698,692)
Increase in long-term loan receivable			(178,584,102)
Decrease in long-term receivables due from related parties	80,000,000	496,368,000
Cash received from disposal of equity investment			4,209,926
Cash received from disposal of cost method investment			13,142,920
Cash received from deconsolidation of a subsidiary, net of cash disposed	7,344,424	45,569,216
Cash received from disposal of a subsidiary net of cash disposed	(1,188,379)	(7,373,416)		14,556,966
Net cash used in investing activities	(1,509,591,417)	(9,366,410,898)	(4,086,143,730)	(1,239,904,468)
Cash flows from financing activities:
Proceeds from short-term bank loans	374,833,990	2,325,694,972	321,120,713	453,478,628
Proceeds from exercise of share options	29,748,763	184,579,173	180,261,090	81,911,154
Repurchase of common stock	(71,907,157)	(446,155,147)		(1,733,127,675)
Cash paid to non-controlling investors	(5,929,851)	(36,792,354)	(82,143)	(40,289,731)
Cash received from non-controlling investors in connection with the establishment of subsidiary	22,466,102	139,393,178
Proceeds from issuance convertible preferred shares by a subsidiary	30,054,418	186,475,640	132,709,989	63,709,828
Proceeds from issuance of senior convertible notes, net of issuance costs	494,633,014	3,069,000,000	4,723,511,720	1,097,195,400
Proceeds from sale of warrants			470,838,904	167,503,950
Purchase of Purchased Call Option			(842,694,944)	(346,009,222)
Cash inflow (outflow) for Capped equity			264,745,135	(259,935,853)
Early Termination of Call Option			70,270,919
Convertible Notes early conversion			(4,706,419)
Net cash (used in) provided by financing activities	873,899,279	5,422,195,462	5,315,974,964	(515,563,521)
Effect of foreign exchange rate changes on cash and cash equivalents	23,878,182	148,154,565	34,153,266	19,204,727
Net increase (decrease) in cash and cash equivalents	(296,144,315)	(1,837,457,015)	3,716,811,852	(81,895,456)
Cash and cash equivalents, beginning of year	1,150,492,347	7,138,344,814	3,421,532,962	3,503,428,418
Cash and cash equivalents, end of year	854,348,032	5,300,887,799	7,138,344,814	3,421,532,962
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	42,183,952	261,734,551	271,482,184	350,444,946
Cash paid for interest, net of amounts capitalized	5,019,638	31,144,846	19,276,294	3,364,678
Supplemental schedule of non-cash investing and financing activities
Receivables incurred for disposal of investment			12,250,000
Conversion of convertible senior notes	64,566,748	400,610,842
Non-cash consideration paid for business acquisitions and investments	(27,364,326)	(169,784,697)
Accruals related to purchase of property, equipment and software	(41,684,040)	(258,632,797)	(37,038,698)	(34,450,253)
Unpaid cash consideration for business acquisitions (Note 2)	$ (49,474,081)	(306,966,884)	(23,773,221)	(19,742,776)